LONG TERM LOAN (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the six month ended June 30, 2023 are as follows:

	June 30, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Repayments	(23,063)	(46,561)
Interest expense, accrued	1,883	4,977
Translation difference	(9,337)	(15,096)
Balance, ending	105,454	135,971
Less:
Long term loan – current portion	45,127	47,740
Long term loan	$60,327	$88,231

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next three years and in the aggregate are:
Year ended	Amount
December 31, 2023	$22,389
December 31, 2024	45,831
December 31, 2025	35,317
$103,537